UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-5976

Seligman Select Municipal Fund, Inc.
(Exact name of Registrant as specified in charter)

100 Park Avenue New York, New York 10017
(Address of principal executive offices) (Zip code)

Lawrence P. Vogel
100 Park Avenue
New York, New York 10017
(Name and address of agent for service)

Registrant's telephone number, including area code:            (212) 850-1864

Date of fiscal year end:                  12/31

Date of reporting period:             6/30/03

FORM N-CSR

ITEM 1.	REPORTS TO STOCKHOLDERS.

Seligman Select Municipal Fund, Inc. Mid-Year Report June 30, 2003

To the Stockholders

Your midyear Stockholder report for Seligman Select Municipal Fund follows this letter. This report contains the Fund’s performance history, portfolio of investments, and financial statements.

For the six months ended June 30, 2003, Seligman Select Municipal Fund posted a total return of 8.85% based on market price and 4.30% based on net asset value. The Fund’s annnualized distribution rate, based on the current monthly dividend and market price at June 30, 2003, was 6.08%. This is equivalent to a taxable yield of 9.35%, based on the maximum federal tax rate of 35%. Preferred Stockholders of the Fund were paid dividends at annual rates ranging from 1.04% to 1.50%.

Your Fund’s Annual Stockholder Meeting was held on May 8, 2003 in New York City. At the Meeting, four directors were elected, and the selection of the Fund’s auditors was ratified. For complete details of the vote, please refer to page 14 of this report.

We thank you for your continued support of Seligman Select Municipal Fund and look forward to serving your investment needs for many years to come.

By Order of the Board of Directors,

William C. Morris Chairman

Brian T. Zino President

August 8, 2003

Investment Results For Common Stock (unaudited)

TOTAL RETURNS*
For Periods Ended June 30, 2003

			Average Annual
	Three Months	Six Months	One Year	Five Years	Ten Years
Market Price**	6.72%	8.85%	13.20%	4.93%	5.98%
Net Asset Value**	2.89%	4.30%	11.13%	6.84%	6.68%

PRICE PER SHARE

	June 30, 2003	March 31, 2003	December 31, 2002
Market Price	$11.35	$10.80	$10.76
Net Asset Value	12.29	12.13	12.16

DIVIDEND AND CAPITAL GAIN INFORMATION PER SHARE
For the Six Months Ended June 30, 2003

	Capital Gain (Loss)
Dividends Paid†	Realized	Unrealized
$0.345	$(0.114)	$1.280	††

ANNUALIZED DISTRIBUTION RATE

The annualized distribution rate based on the current monthly dividend and market price at June 30, 2003, was 6.08%, which is equivalent to a taxable yield of 9.35% based on the maximum federal tax rate of 35%. The tax-equivalent yield does not reflect any alternative minimum taxes to which an investor may be subject.

The rates of return will vary and the principal value of an investment will fluctuate. Shares, if sold, may be worth more or less than their original cost. Performance data quoted does not reflect the deduction of taxes that investors may pay on Fund distributions or on the sale of Fund shares. Past performance is not indicative of future investment results. An investment in the Fund is not insured by the Federal Deposit Insurance Corporation or any other government agency.

*	Returns for periods of less than one year are not annualized.

**	These rates of return reflect changes in the market price or net asset value, as applicable, and assume that all distributions within the period are reinvested in additional shares.

†	Preferred Stockholders were paid dividends at annual rates ranging from 1.04% to 1.50%. Earnings on the Fund’s assets in excess of the Preferred dividend requirements constituted income available for dividends to Common Stockholders.

††	Represents the per share amount of unrealized appreciation of portfolio securities as of June 30, 2003.

Portfolio of Investments (unaudited)	June 30, 2003

State#	Face Amount	Municipal Bonds	Ratings Moody’s/S&P	Value

Alabama – 10.2%	$10,000,000	Jefferson County Sewer Rev. (Capital Improvement
		Warrants), 5.125% due 2/1/2039ø	Aaa/AAA	$11,474,000
	5,000,000	McIntosh Industrial Development Board,
		Environmental Facilities Rev. (CIBA Specialty
		Chemicals), 5.375% due 6/1/2028	A2/A	5,087,850
Alaska – 1.8%	2,395,000	Alaska Energy Authority Power Rev. (Bradley Lake
		Hydroelectric Project), 6% due 7/1/2021	Aaa/AAA	2,894,909
California – 21.0%	9,130,000	California Pollution Control Financing Authority
		Sewage and Solid Waste Disposal Facilities Rev.
		(Anheuser-Busch Project), 5.75% due 12/1/2030*	A1/A+	9,583,761
	4,100,000	Foothill/Eastern Transportation Corridor Agency
		Toll Road Rev., 5.75% due 1/15/2040	Baa3/BBB-	4,266,747
	4,000,000	San Diego Public Facilities Financing Authority
		Sewer Rev. Series 1999-A, 5% due 5/15/2029	Aaa/AAA	4,145,440
	5,700,000	San Diego Public Facilities Financing Authority
		Sewer Rev. Series 1999-B, 5% due 5/15/2029	Aaa/AAA	5,907,252
	10,000,000	San Francisco City and County Airports
		Commission Rev. (International Airport),
		6.30% due 5/1/2025*	Aaa/AAA	10,424,500
Georgia – 4.7%	7,300,000	Georgia Housing and Finance Authority Rev.
		(Single Family Mortgage), 6.10% due 6/1/2031*	Aa2/AAA	7,691,207
Illinois – 4.9%	7,500,000	Chicago GOs, 5.50% due 1/1/2040	Aaa/AAA	8,020,725
Louisiana – 5.4%	7,050,000	Louisiana Public Facilities Authority Hospital Rev.
		(Southern Baptist Hospitals, Inc. Project),
		8% due 5/15/2012†	NR/AAA	8,885,538
Massachusetts – 5.6%	4,000,000	Massachusetts Bay Transportation Authority
		General Transportation System Rev.,
		5.625% due 3/1/2026ø	Aaa/AAA	4,477,480
	4,000,000	Massachusetts Development Finance Agency Rev.
		(WGBH Educational Foundation),
		5.75% due 1/1/2042	Aaa/AAA	4,740,760
Michigan – 1.3%	2,000,000	Kalamazoo Hospital Finance Authority Rev.
		(Bronson Methodist Hospital),
		5.50% due 5/15/2028	Aaa/NR	2,103,200
Minnesota – 1.7%	2,500,000	Minnesota Agricultural and Economic
		Development Board Rev. (The Evangelical
		Lutheran Good Samaritan Society Project),
		6.625% due 8/1/2025	A3/A-	2,723,300
Missouri – 2.9%	4,665,000	Missouri State Housing Development Commission
		Single Family Mortgage Rev. (Homeownership
		Loan Program), 5.50% due 3/1/2033*	NR/AAA	4,789,602

See footnotes on page 5.

Portfolio of Investments (unaudited)	June 30, 2003

State#	Face Amount	Municipal Bonds	Ratings Moody’s/S&P	Value

New Jersey – 5.2%	$8,000,000	New Jersey Economic Development Authority
		Water Facilities Rev. (American Water Co. Inc.),
		5.375% due 5/1/2032*	Aaa/AAA	$8,460,560
New York – 13.4%	10,000,000	New York State Energy Research & Development
		Authority Electric Facilities Rev. (Consolidated
		Edison Co. NY Inc. Project), 6.10% due 8/15/2020	Aaa/AAA	10,993,200
	10,000,000	New York State Thruway Authority General Rev.,
		6% due 1/1/2025ø	Aaa/AAA	10,918,700
New York and	6,500,000	Port Authority of New York and New Jersey (JFK
New Jersey – 4.3%		International Air Terminal LLC Project Rev.),
		5.75% due 12/1/2022*	Aaa/AAA	7,008,170
Ohio – 2.1%	2,895,000	Cleveland Waterworks Improvement First
		Mortgage Rev., 5.75% due 1/1/2021ø	Aaa/AAA	3,258,033
	105,000	Cleveland Waterworks Improvement First
		Mortgage Rev., 5.75% due 1/1/2021	Aaa/AAA	115,419
Pennsylvania – 10.6%	3,000,000	Delaware County Industrial Development Authority
		Revenue Water Facilities (Philadelphia Suburban
		Water), 5.35% due 10/1/2031*	Aaa/AAA	3,128,940
	3,000,000	Lehigh County Industrial Development Authority
		Pollution Control Rev. (Pennsylvania Power &
		Light Company Project), 6.15% due 8/1/2029	Aaa/AAA	3,306,060
	10,000,000	Philadelphia Airport Rev., 6.10% due 6/15/2025*	Aaa/AAA	10,825,900
South Carolina – 3.2%	5,000,000	South Carolina Ports Authority Rev.,
		5.30% due 7/1/2026*	Aaa/AAA	5,157,350
South Dakota – 0.2%	245,000	South Dakota Housing Development Authority
		(Homeownership Mortgage Rev.),
		6.30% due 5/1/2030*	Aa1/AAA	259,825
Tennessee – 5.1%	8,000,000	Humphreys County Industrial Development Board
		Solid Waste Disposal Rev. (E.I. duPont de
		Nemours & Co. Project), 6.70% due 5/1/2024*	Aa3/AA-	8,394,800
Texas – 16.1%	5,000,000	Dallas-Fort Worth International Airports Rev.,
		5.75% due 11/1/2030*	Aaa/AAA	5,300,050
	3,000,000	Houston Airport System Rev.,
		5.625% due 7/1/2030*	Aaa/AAA	3,136,470
	4,000,000	Houston Higher Education Finance Corporation Rev.
		(Rice University Project), 5.375% due 11/15/2029	Aaa/AAA	4,230,320
	5,000,000	Lower Neches Valley Authority Industrial
		Development Corp. Sewer Facilities Rev. (Mobil
		Oil Refining Corp. Project), 6.40% due 3/1/2030*	Aaa/AAA	5,240,300
	7,500,000	Matagorda County Navigation District No. 1
		Pollution Control Rev. (Central Power and
		Light Co. Project), 6.125% due 5/1/2030*	Aaa/AAA	8,335,500

See footnotes on page 5.

Portfolio of Investments (unaudited)	June 30, 2003

State#	Face Amount	Municipal Bonds	Ratings Moody’s/S&P	Value

Washington – 13.6%	$4,795,000	Chelan County Public Utility District No. 001
		(Chelan Hydro Consolidated System Rev.),
		6.25% due 7/1/2017*	Aaa/AAA	$5,477,520
	5,000,000	Chelan County Public Utility District No. 001
		(Chelan Hydro Consolidated System Rev.),
		6.35% due 7/1/2028*	Aaa/AAA	5,720,200
	10,000,000	King County Sewer GOs, 6.125% due 1/1/2033ø	Aaa/AAA	10,932,500

Total Municipal Bonds (Cost $200,417,360) – 133.3%				217,416,088

		Variable Rate Demand Notes
Illinois – 0.7%	1,100,000	Illinois Health Facility Authority Rev. (University of
		Chicago Hospital) due 8/15/2026	VMIG 1/A-1+	1,100,000
Massachusetts – 0.2%	300,000	Massachusetts State Health & Educational Facilities
		Authority Rev. (Capital Assets Program)
		due 1/1/2035	VMIG 1/NR	300,000
New York – 6.1%	6,000,000	New York City GOs due 8/15/2003	NR/A-1+	6,000,000
	1,100,000	New York City GOs due 8/1/2010	VMIG 1/A-1+	1,100,000
	600,000	New York City GOs due 8/1/2017	VMIG 1/A-1+	600,000
	1,300,000	New York City GOs due 10/1/2021	VMIG 1/A-1+	1,300,000
	400,000	New York City GOs due 8/1/2023	VMIG 1/A-1+	400,000
	500,000	New York City Municipal Water Finance Authority,
		Water & Sewer System Rev. due 6/15/2025	VMIG 1/A-1+	500,000
Pennsylvania – 1.0%	1,600,000	Lehigh County General Purpose Authority Rev.
		(Lehigh Valley Hospital) due 7/1/2028	VMIG 1/NR	1,600,000
Texas – 0.7%	1,200,000	Harris County Toll Road GOs due 8/1/2015	VMIG 1/A-1+	1,200,000
Wyoming – 1.6%	1,700,000	Lincoln County Pollution Control Rev. Series B
		(Exxon Project) due 7/1/2017*	P-1/A-1+	1,700,000
	1,000,000	Lincoln County Pollution Control Rev. Series C
		(Exxon Project) due 7/1/2017*	P-1/A-1+	1,000,000

Total Variable Rate Demand Notes (Cost $16,800,000) – 10.3%				16,800,000

Total Investments (Cost $217,217,360) – 143.6%				234,216,088
Other Assets Less Liabilities – 2.4%				3,943,376
Preferred Stock – (46.0)%				(75,000,000)

Net Assets for Common Stock – 100.0%				$163,159,464

#	The percentage shown for each state represents the total market value of bonds held of issuers in that state, measured as a percent of net assets for Common Stock, which does not include the net assets attributable to Preferred Stock of the Fund.
*	Interest income earned from this security is subject to the federal alternative minimum tax.
†	Escrowed-to-maturity security.
ø	Pre-refunded security.
See Notes to Financial Statements.

Statement of Assets and Liabilities (unaudited)	June 30, 2003

Assets:
Investments, at value:
Long-term holdings (cost $200,417,360)	$217,416,088
Short-term holdings (cost $16,800,000)	16,800,000	$234,216,088

Cash		49,452
Interest receivable		3,361,208
Receivable for securities sold		653,457
Expenses prepaid to stockholder service agent		47,394
Other		60,761

Total Assets		238,388,360

Liabilities:
Management fee payable		108,528
Accrued expenses and other		120,368

Total Liabilities		228,896

Preferred Stock:
Series A, $0.01 par value, liquidation preference and asset coverage per share — $100,000 and $317,546, respectively; Shares authorized,
issued and outstanding — 375		37,500,000
Series B, $0.01 par value, liquidation preference and asset coverage per share — $100,000 and $317,546, respectively; Shares authorized,
issued and outstanding — 375		37,500,000

Total Preferred Stock		75,000,000

Net Assets for Common Stock		$163,159,464

Composition of Net Assets:
Common Stock, $0.01 par value: Shares authorized — 49,999,250; issued and
outstanding — 13,278,055		$132,780
Additional paid-in capital		145,770,195
Undistributed net investment income		1,766,909
Accumulated net realized loss		(1,509,148)
Net unrealized appreciation of investments		16,998,728

Net Assets for Common Stock		$163,159,464

Net Assets Per Share of Common Stock (Market Value $11.35)		$12.29

See Notes to Financial Statements.

Statement of Operations (unaudited)	For the Six Months Ended June 30, 2003

Investment Income:
Interest		$6,114,943

Expenses:
Management fees	$646,482
Stockholder account and registrar services	144,667
Preferred stock remarketing and rating agent fees	112,250
Auditing and legal fees	33,138
Custody and related services	29,885
Directors’ fees and expenses	22,428
Stockholder reports and communications	19,421
Stockholders’ meeting	15,181
Miscellaneous	9,795

Total Expenses		1,033,247

Net Investment Income		5,081,696	*

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized loss on investments	(1,509,148)
Net change in unrealized appreciation of investments	3,116,375

Net Gain on Investments		1,607,227

Dividends to Preferred Stockholders		(432,023)

Increase in Net Assets from Operations		$6,256,900

* Net investment income available for Common Stock is $4,649,673, which is net of Preferred Stock dividends of $432,023.

See Notes to Financial Statements.

Statements of Changes in Net Assets (unaudited)

	Six Months Ended June 30, 2003	Year Ended December 31, 2002
Operations:
Net investment income	$5,081,696	$10,733,345
Net realized gain (loss) on investments	(1,509,148)	69,822
Net change in unrealized appreciation of investments	3,116,375	6,846,926
Dividends to Preferred Stockholders:
Series A (per share: $530.76 and $1,406.71)	(199,035)	(527,517)
Series B (per share: $621.30 and $1,447.11)	(232,988)	(542,666)

Increase in Net Assets from Operations	6,256,900	16,579,910

Distributions to Common Stockholders:
Net investment income (per share: $0.345 and $0.643)	(4,579,409)	(8,535,537)
Net realized long-term gain on investments:
(per share: $0.007)	—	(92,909)

Decrease in Net Assets from Distributions to
Common Stockholders	(4,579,409)	(8,628,446)

Capital Share Transactions:
Value of shares of Common Stock issued in payment of dividends
(23,327 and 46,913 shares)	255,495	496,070
Value of shares of Common Stock issued in payment of gain
distribution (554 shares)	—	5,900
Cost of shares purchased for investment plan
(22,600 and 45,685 shares)	(246,669)	(484,350)

Increase in Net Assets from Capital
Share Transactions	8,826	17,620

Increase in Net Assets	1,686,317	7,969,084

Net Assets for Common Stock:
Beginning of period	161,473,147	153,504,063

End of Period (including undistributed net investment income of
$1,766,909 and $1,696,645, respectively)	$163,159,464	$161,473,147

See Notes to Financial Statements.

Notes to Financial Statements (unaudited)

1. Significant Accounting Policies — The financial statements of Seligman Select Municipal Fund, Inc. (the “Fund”) have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results may differ from these estimates. These financial statements reflect all adjustments, which are, in the opinion of management, necessary to a fair statement of the results for the interim period presented. All such adjustments are of a normal recurring nature. The following summarizes the significant accounting policies of the Fund:

a.	Security Valuation — All municipal securities and other short-term holdings maturing in more than 60 days are valued based upon quotations provided by an independent pricing service or, in their absence, at fair value determined in accordance with procedures approved by the Board of Directors. Short-term holdings maturing in 60 days or less are generally valued at amortized cost.

b.	Federal Taxes — The Fund has elected to be taxed as a regulated investment company and intends to distribute substantially all taxable net income and net gain realized.

c.	Security Transactions and Related Investment Income — Investment transactions are recorded on trade dates. Identified cost of investments sold is used for both financial reporting and federal income tax purposes. Interest income is recorded on the accrual basis. The Fund amortizes all discounts and premiums paid on purchases of portfolio securities for financial reporting purposes.

Variable rate demand notes purchased by the Fund may be put back to the designated remarketing agent for the issue at par on any day, for settlement within seven days, and accordingly, are treated as short-term holdings. These notes bear interest at a rate that resets daily or weekly. At June 30, 2003, the interest rates paid on these notes ranged from 0.86% to 1.10%.

d.	Distributions to Stockholders — Dividends and distributions paid by the Fund are recorded on the ex-dividend date.

The treatment for financial statement purposes of distributions made during the year from net investment income or net realized gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense, or realized capital gain. Where such differences are permanent in nature, they are reclassified in the components of net assets based on their ultimate characterization for federal income tax purposes. Any such reclassification will have no effect on net assets, results of operations, or net asset value per share of the Fund.

2. Purchases and Sales of Securities — Purchases and sales of portfolio securities, excluding short-term investments, for the six months ended June 30, 2003, amounted to $0 and $10,639,400, respectively.

     At June 30, 2003, the cost of investments for federal income tax purposes was $216,869,708. The tax basis cost was less than the cost for financial reporting purposes due to the amortization of market discounts for financial reporting purposes of $347,652. The tax basis gross unrealized appreciation and depreciation of portfolio securities amounted to $17,346,380 and $0, respectively.

3. Dividend Investment Plan — Under the Charter, dividends or other distributions on the Common Stock cannot be declared unless the Fund can satisfy the requirements of two asset maintenance tests after giving effect to such distributions. The Fund has satisfied these tests.

     The Fund, in connection with its Dividend Investment Plan (the “Plan”), acquires and issues shares of its own Common Stock, as needed, to satisfy Plan requirements. For the six months ended June 30, 2003, 22,600 shares were purchased in the open market at a cost of $246,669, which represented a weighted average discount of 10.43% from the net asset value of those acquired shares. A total of 23,327 shares was issued to Plan participants during this period for proceeds of $255,495, a weighted average discount of 10.14% from the net asset value of those shares.

Notes to Financial Statements (unaudited)

     The Fund may make additional purchases of its Common Stock in the open market and elsewhere at such prices and in such amounts as the Board of Directors may deem advisable. No such additional purchases were made during the six months ended June 30, 2003.

4. Capitalization — The Fund is authorized to issue 50,000,000 shares of Capital Stock, par value $.01 per share, all of which were initially classified as Common Stock. The Board of Directors is authorized to classify and reclassify any unissued shares of Capital Stock, and has reclassified 750 shares of unissued Common Stock as Preferred Stock.

     The Preferred Stock is redeemable at the option of the Fund, in whole or in part, on any dividend payment date at $100,000 per share plus any accumulated but unpaid dividends. The Preferred Stock is also subject to mandatory redemption at $100,000 per share plus any accumulated but unpaid dividends in April 2020 (Series A) and April 2022 (Series B) or if certain requirements relating to the composition of the assets and liabilities of the Fund as set forth in its Charter are not satisfied. The liquidation preference of the Preferred Stock is $100,000 per share plus accumulated and unpaid dividends.

     Dividends on each series of Preferred Stock are cumulative at a rate reset every 28 days based on the lowest rate which would permit the shares to be remarketed at $100,000 per share.

     The holders of Preferred Stock have voting rights equal to the holders of Common Stock (one vote per share) and generally will vote together with holders of shares of Common Stock as a single class. Voting as a separate class, holders of Preferred Stock are entitled to elect two of the Fund’s directors.

5. Management Fee, Administrative Services, and Other Transactions — J. & W. Seligman & Co. Incorporated (the “Manager”) manages the affairs of the Fund and provides the necessary personnel and facilities. Compensation of all officers of the Fund, all directors of the Fund who are employees of the Manager, and all personnel of the Fund and the Manager, is paid by the Manager. The culated daily and payable monthly, is equal to 0.55% per annum of the which includes the value attributable to the Preferred Stock.

     Seligman Data Corp., which is owned by certain associated investment companies, charged the Fund at cost $123,336 for stockholder account services in accordance with a methodology approved by the Fund’s directly attributable to the Fund were charged to the Fund. The remaining charges were allocated to the Fund by Seligman Data Corp. pursuant to a formula based on the tion volume and number of stockholder accounts.

     The Fund and certain other associated investment companies (together, the “Guarantors”) have severally but not jointly guaranteed the performance and observance of all the terms and conditions of two leases entered into by Seligman Data Corp., including the payment of rent by Seligman Data Corp. (“the Guaranties”). The leases and the Guaranties expire in September 2008 and January 2009. The obligation of the Fund to pay any amount due under either Guaranty is limited to a specified percentage of the full amount, which generally is based on the percentage of the expenses billed by Seligman Data Corp. to all Guarantors in the preceding calendar quarter. As of June 30, 2003, the obligation under the Guaranties is $67,500. As of June 30, 2003, no event has occurred which would result in the Fund becoming liable to make any payment under a Guaranty. A portion of rent paid by Seligman Data Corp. is charged to the Fund as part of Seligman Data Corp. services cost.

Notes to Financial Statements (unaudited)

     Certain officers and directors of the Fund are officers or directors of the Manager and/or Seligman Data Corp.

     The Fund has a compensation arrangement under which directors who receive fees may elect to defer receiving such fees. Directors may elect to have their potential deferred fees accrue interest or earn a return based on the performance of the Fund or other funds in the Seligman Group of Investment Companies. The cost of such fees and earnings/loss accrued thereon is included in accumulated balance thereof at June 30, 2003, of stockholder account $33,750 is included in accrued expenses and other liabilities. Deferred fees and related accrued earnings are not deductible for federal income tax purposes until such amounts are paid.

Financial Highlights (unaudited)

     The Fund’s financial highlights are presented to allow investors to trace the Fund’s operating asset value at the beginning of a period to the net asset value at the end of a period, so that investors can understand what effect the individual items listed below have on their investment, assuming it was held throughout the period. Generally, the per share amounts are derived by converting the actual dollar amounts incurred for each item, as disclosed in the financial statements, to their equivalent per Common share amount, based on average shares outstanding.

     “Total investment return” measures the Fund’s shares at market value or net asset value as of the beginning of the period, reinvested dividends and capital gains paid as provided for in the Fund’s dividend market value or net asset value on the last day of the period. The computations do not reflect any sales commissions investors may incur in purchasing or selling Fund shares nor do they reflect taxes investors may incur on distributions or on the sale of Fund shares. Total investment return for periods of less than one year is not annualized.

     The ratios of expenses and net investment income to average net assets and to average net assets for Common Stock, for all periods presented, do not reflect the effect of dividends paid to Preferred Stockholders.

	Six Months Ended	Year Ended December 31,
	6/30/03	2002	2001	2000	1999	1998
Per Share Operating Performance:
Net Asset Value, Beginning of
Period	$12.16	$11.56	$11.65	$10.62	$12.29	$12.33

Income from Investment
Operations:
Net investment income	0.38	0.81	0.82	0.85	0.87	0.90
Net realized and unrealized
gain (loss) on investments	0.13	0.52	(0.11)	1.12	(1.63)	0.15
Dividends paid from net
investment income to
Preferred Stockholders	(0.03)	(0.08)	(0.17)	(0.24)	(0.19)	(0.21)

Total from Investment Operations	0.48	1.25	0.54	1.73	(0.95)	0.84

Less Distributions to Common
Stockholders:
Dividends paid from net
investment income	(0.35)	(0.64)	(0.62)	(0.63)	(0.65)	(0.74)
Dividends in excess of net
investment income	—	—	—	(0.02)	—	(0.03)
Distributions from net realized gain	—	(0.01)	(0.01)	(0.05)	(0.07)	(0.11)

Total Distributions to Common
Stockholders	(0.35)	(0.65)	(0.63)	(0.70)	(0.72)	(0.88)

Net Asset Value, End of Period	$12.29	$12.16	$11.56	$11.65	$10.62	$12.29

Market Value, End of Period	$11.35	$10.76	$10.32	$9.875	$8.9375	$12.5625

Financial Highlights (unaudited)

	Six Months Ended		Year Ended December 31,
	6/30/03		2002	2001	2000	1999	1998
Total Investment Return:
Based on market value	8.85%		10.85%	10.85%	18.78%	(23.76)%	(3.28)%
Based on net asset value	4.30%		11.84%	5.31%	17.93%	(7.42)%	6.98%
Ratios/Supplemental Data:
Ratio of expenses to average net
assets*	0.88	%†	0.87%	0.86%	0.84%	0.85%	0.88%
Ratio of expenses to average net assets
for Common Stock	1.29	%†	1.28%	1.28%	1.27%	1.26%	1.28%
Ratio of net investment income to
average net assets*	4.32	%†	4.62%	4.70%	5.09%	5.02%	5.00%
Ratio of net investment income to
average net assets for Common
Stock	6.32	%†	6.82%	6.96%	7.71%	7.45%	7.29%
Portfolio turnover rate	—		1.90%	2.98%	11.87%	16.72%	16.85%
Net Assets for Common Stock,
End of Period (000s omitted)	$163,159		$161,473	$153,504	$154,896	$141,042	$163,249

* Average net assets include the value of Preferred Stock.
† Annualized.
See Notes to Financial Statements.

Proxy Results

Stockholders of Seligman Select Municipal Fund, Inc. voted on the following proposals at the Annual Meeting of Stockholders on May 8, 2003, in New York City. The description of each proposal and number of shares voted are as follows:

Election of Directors:

Election by Holders of Preferred Shares and Common Shares:

	For	Withheld
Robert B. Catell	12,121,148.507	124,785.024
John R. Galvin	12,112,648.507	133,285.024
William C. Morris	12,127,875.958	118,057.573
Robert L. Shafer	12,114,148.507	131,785.024

Ratification of Deloitte & Touche LLP as independent auditors for 2003:

For	Against	Abstain
12,022,377.865	112,141.945	111,413.721

For More Information

Manager
J. & W. Seligman & Co. Incorporated
100 Park Avenue
New York, NY 10017
www.seligman.com

General Counsel
Sullivan & Cromwell LLP

Stockholder Service Agent
Seligman Data Corp.
100 Park Avenue
New York, NY 10017
www.seligman.com

Important Telephone Numbers
(800) 874-1092	Stockholder Services

(212) 682-7600	Outside the United States

(800) 622-4597	24-Hour Automated Telephone Access Service

Board of Directors

Robert B. Catell 3,4
Chairman and Chief Executive Officer, KeySpan Corporation

John R. Galvin 2,4
Dean Emeritus, Fletcher School of Law and Diplomacy at Tufts University

Paul C. Guidone 1
Chief Investment Officer, J. & W. Seligman & Co. Incorporated

Alice S. Ilchman 3,4
President Emerita, Sarah Lawrence College
Trustee, Committee for Economic Development

Frank A. McPherson 3,4
Director, ConocoPhillips
Director, Integris Health

John E. Merow 2,4
Director, Commonwealth Industries, Inc.
Director, New York-Presbyterian Hospital
Retired Chairman and Senior Partner, Sullivan & Cromwell LLP, Law Firm

Betsy S. Michel 2,4
Trustee, The Geraldine R. Dodge Foundation

William C. Morris 1
Chairman of the Board, J. & W. Seligman & Co. Incorporated
Chairman, Carbo Ceramics Inc.

Leroy C. Richie 2,4
Chairman and CEO, Q Standards Worldwide, Inc.
Director, Kerr-McGee Corporation

Robert L. Shafer 3,4
Retired Vice President, Pfizer Inc.

James N. Whitson 2,4
Director, C-SPAN
Director, CommScope, Inc.

Brian T. Zino 1
President, J. & W. Seligman & Co. Incorporated
Chairman, Seligman Data Corp.
Chairman, ICI Mutual Insurance Company
Member of the Board of Governors, Investment Company Institute

Member:	1	Executive Committee
	2	Audit Committee
	3	Director Nominating Committee
	4	Board Operations Committee

Executive Officers

William C. Morris
Chairman

Brian T. Zino
President and Chief Executive Officer

Thomas G. Moles
Executive Vice President

Eileen A. Comerford
Vice President

Audrey G. Kuchtyak
Vice President

Thomas G. Rose
Vice President

Lawrence P. Vogel
Vice President and Treasurer

Frank J. Nasta
Secretary

ITEM 2.	CODE OF ETHICS. Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT. Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES. Not applicable.

ITEMS 5-6	[RESERVED]

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.Not applicable.

ITEM 8.	[RESERVED]

ITEM 9.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submission Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the Commission’s rules and forms and that such material information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b)

The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 10.	EXHIBITS.

(a)(1) Not applicable.

(a)(2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(b)  Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SELIGMAN SELECT MUNICIPAL FUND, INC.

By:	/S/ BRIAN T. ZINO
Brian T. Zino
President and Chief Executive Officer

Date:	August 22, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant in the capacities and on the dates indicated.

By:	/S/ BRIAN T. ZINO
Brian T. Zino
President and Chief Executive Officer

Date:	August 22, 2003

By:	/S/ LAWRENCE P. VOGEL
Lawrence P. Vogel
Vice President, Treasurer and Chief Financial Officer

Date:	August 22, 2003

Seligman SELECT MUNICIPAL Fund, Inc.

EXHIBIT INDEX

(a)(2)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(b)	Certification of chief executive officer and chief financial officer as required by Rule 30a-2(b) of the Investment Company Act of 1940.